Offerings - Offering: 1	Dec. 22, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, $0.40 par value per share (Ordinary Shares)
Amount Registered | shares	212,000,000
Proposed Maximum Offering Price per Unit	0.83
Maximum Aggregate Offering Price	$ 175,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,300.08
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments.

Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low prices of the Ordinary Shares on December 19, 2025 as reported on the Nasdaq Capital Market.

Consists of (i) 210,108,768 Ordinary Shares acquired by the Selling Shareholders in the Private Placement and (ii) 1,891,232 Ordinary Shares issuable upon the exercise of pre-funded warrants acquired by certain of the Selling Shareholders in the Private Placement.